Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071-3106

July 14, 2011

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

Re:	CNI Charter Funds (File Nos. 333-16093 and 811-7923)

Ladies and Gentlemen:

We are counsel to the above-referenced registrant, which proposes to file, pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated July 5, 2011, to the Prospectus, dated January 28, 2011, for Government Bond Fund, Corporate Bond Fund and CSC Small Cap Value Fund (formerly known as RCB Small Cap Value Fund) (together, the “Funds”).

The purpose of the filing is to submit the 497(e) filing dated July 5, 2011 in XBRL for the Funds.

Please call Laurie Dee at (714) 830-0679 or the undersigned at (213) 680-6646 with any comments or questions relating to the filing.

Sincerely,

/s/ Michael Glazer

Michael Glazer